Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
12.	Goodwill

Amount

Balance at January 1, 2017	-
Addition in goodwill related to acquisitions	$99,654
Exchange difference	2,283
Balance at December 31, 2017	101,937
Addition in goodwill related to acquisitions	22,445
Subtraction in goodwill related to disposals	(4,741)
Impairment loss	(29,055)
Exchange difference	(6,152)
Balance at December 31, 2018	$84,434

The Company’s goodwill reflects the excess of the consideration paid or transferred including the fair value of contingent consideration over the fair values of the identifiable net assets acquired. The majority of the goodwill balance relates to the various used car dealerships and after-sales service centers acquired during the two years ended December 31, 2018 as well as to other acquisitions which were individually deemed insignificant. Refer to Note 5 for further details.

To assess potential impairment of goodwill, the Company performs an assessment of the carrying value of the reporting unit at least on an annual basis or when events occur or circumstances change that would more likely than not reduce the estimated fair value of the reporting unit below its carrying value. If the carrying value of a reporting unit exceeds its fair value, the Company would perform the second step in its assessment process and record an impairment loss to earnings to the extent the carrying amount of the reporting unit's goodwill exceeds its implied fair value. The Company estimates the fair value of its reporting units through internal analysis and external valuations, which utilize the income approach through the application of discounted cash flow methods. The Company estimates the fair value of its reporting units through internal analysis and external valuations, which utilize the income and market approaches through the application of discounted cash flow methods. These valuations are based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rates, long-term growth rates and market comparable.

During the years ended December 31, 2016 and 2017, the Company did not record any impairment charges related to goodwill. During the year ended December 31, 2018, following the investigation of the Ji'nan Dealership, Kaixin transferred its equity interest in the Ji'nan Dealership and the related assets to an affiliate of the Company. Following the transfer, the Company closed the dealership. As a result of the above, the Company performed an impairment analysis and fully impaired the goodwill related to the Ji'nan Dealership amounting to $25,804.  The Company acquired Sindeo in 2017. During the year ended December 31, 2018, the Company performed its goodwill impairment testing and determined there was an impairment. As a result, the entire balance of goodwill associated with Sindeo and amounting to  US$3,251  was written off.